SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [Table Text Block]
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Direct/Indirect	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	90%	Direct	Mineral Exploration
Devon Resources SARL	Democratic Republic of the Congo	90%	Indirect	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	90%	Indirect	Mineral Exploration
Adumbi Mining S.A.	Democratic Republic of the Congo	84.68%	Indirect	Mineral Exploration
KGL Isiro Atlantic Ltd	British Virgin Islands	100%	Indirect	Mineral Exploration
Isiro (Jersey) Limited	Jersey	100%	Indirect	Mineral Exploration
KGL Isiro SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration